NON-FINANCIAL ASSETS AND LIABILITIES (Details 12) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Discount Rate Four Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 25
Variation	$ 2
Percentage of variation	10.00%
Discount Rate Six Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 21
Variation	$ (2)
Percentage of variation	9.00%
Salaries Increase Zero Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 22
Variation	$ (1)
Percentage of variation	3.00%
Salaries Increase Two Percent [Member]
IfrsStatementLineItems [Line Items]
Obligation	$ 24
Variation	$ 1
Percentage of variation	4.00%